GOING CONCERN ASSUMPTION (Details Narrative) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 2,223,601	$ 2,183,207	$ 1,344,101
Working capital deficit	$ 607,066	$ 566,347	$ 634,033